AXS Merger Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 51.1%
	AIRLINES — 0.1%
3,100	Spirit Airlines, Inc.*	$73,904
	AUTO PARTS & EQUIPMENT — 2.6%
29,300	Meritor, Inc.*	1,064,469
32,000	Tenneco, Inc. *	549,120
		1,613,589
	BANKS — 0.4%
1	Prosperity Bancshares, Inc.	68
12,800	Umpqua Holdings Corp.	214,656
		214,724
	BIOTECHNOLOGY — 1.6%
2,300	Biohaven Pharmaceutical Holding Co., Ltd.*	335,133
11,500	Sierra Oncology, Inc.*	632,385
		967,518
	BUILDING MATERIALS — 1.1%
29,100	Cornerstone Building Brands, Inc.*	712,659
	COMMERCIAL SERVICES — 0.9%
24,300	Nielsen Holdings PLC	564,246
	DIVERSIFIED FINANCIAL SERVICES — 1.6%
10,925	Raymond James Financial, Inc.	976,804
	ELECTRONICS — 4.3%
10,100	Coherent, Inc.*	2,688,822
	ENTERTAINMENT — 0.4%
30,900	Cineplex, Inc.*	259,500
	HEALTHCARE-SERVICES — 0.4%
1,600	LHC Group, Inc.*	249,184
	INSURANCE — 6.5%
3,500	Alleghany Corp.*	2,915,850
5,615	Willis Towers Watson PLC	1,108,345
		4,024,195
	INTERNET — 3.1%
4,400	Mandiant, Inc.*	96,008
10,000	Twitter, Inc.*	373,900
19,600	Zendesk, Inc.*	1,451,772
		1,921,680

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MINING — 1.1%
26,200	Turquoise Hill Resources Ltd.*	$701,815
	PACKAGING & CONTAINERS — 0.8%
16,600	Intertape Polymer Group, Inc.	522,039
	PHARMACEUTICALS — 0.2%
6,800	Covetrus, Inc.*	141,100
	REITS — 13.1%
36,400	American Campus Communities, Inc. - REIT	2,346,708
38,100	Cedar Realty Trust, Inc. - REIT	1,096,899
20,300	Duke Realty Corp. - REIT	1,115,485
7,500	Healthcare Trust of America, Inc. - Class A - REIT	209,325
18,100	PS Business Parks, Inc. - REIT	3,387,415
		8,155,832
	RETAIL — 0.5%
8,400	Kohl's Corp.	299,796
	SOFTWARE — 11.8%
16,400	Activision Blizzard, Inc.	1,276,904
2,300	Black Knight, Inc.*	150,397
47,800	CDK Global, Inc.	2,618,006
20,500	Change Healthcare, Inc.*	472,730
9,600	Citrix Systems, Inc.	932,832
11,100	Convey Health Solutions Holdings, Inc.*	115,440
17,200	Momentive Global, Inc.*	151,360
20,200	Sailpoint Technologies Holdings, Inc.*	1,266,136
3,211	Take-Two Interactive Software, Inc.*	393,500
		7,377,305
	TELECOMMUNICATIONS — 0.6%
8,700	Switch, Inc. - Class A	291,450
4,400	Vonage Holdings Corp.*	82,896
		374,346
	TOTAL COMMON STOCKS
	(Cost $32,508,780)	31,839,058

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 51.0%
31,789,021	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.22%[1]	$31,789,021
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,789,021)	31,789,021
	TOTAL INVESTMENTS — 102.1%
	(Cost $64,297,801)	63,628,079
	Liabilities in Excess of Other Assets — (2.1)%	(1,281,078)
	TOTAL NET ASSETS — 100.0%	$62,347,001
	SECURITIES SOLD SHORT — (5.2)%
	COMMON STOCKS — (5.2)%
	BANKS — (0.3)%
(7,625)	Columbia Banking System, Inc.	(218,456)
	DIVERSIFIED FINANCIAL SERVICES — (1.6)%
(10,925)	Raymond James Financial, Inc.	(976,804)
	ELECTRONICS — (0.8)%
(9,191)	II-VI, Inc.*	(468,282)
	REITS — (2.1)%
(5,800)	Healthcare Realty Trust, Inc. - REIT	(157,760)
(9,643)	Prologis, Inc. - REIT	(1,134,499)
		(1,292,259)
	SOFTWARE — (0.4)%
(2,217)	Take-Two Interactive Software, Inc.*	(271,649)
	TOTAL COMMON STOCKS
	(Proceeds $3,504,917)	(3,227,450)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,504,917)	$(3,227,450)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.